Long-Term Debt - Summary of Long Term Debt (Detail) - Cypress Holdings Inc And Subsidiaries [Member] - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Debt Instrument [Line Items]
Long-term debt—discount		$ (2,788)	$ (3,694)	$ (4,327)
Long-term debt—deferred financing fees		(16,134)	(23,960)	$ (28,797)
Long-term debt—net of discount & fees		1,336,154
Total debt		1,317,978	1,323,512
Less: Current portion	$ (13,846)	(25,381)	(10,000)
Total long-term debt—net of current portion	1,299,774	1,292,597	1,313,512
First Lien Term Loan [Member]
Debt Instrument [Line Items]
Long-term debt, gross	1,329,231	1,336,154	975,000
Long-term debt—discount	(2,396)	(2,788)	(1,614)
Long-term debt—deferred financing fees	(13,215)	(15,388)	(16,211)
Long-term debt—net of discount & fees	$ 1,313,620	1,317,978	957,175
Total long-term debt—net of current portion		1,292,597	947,175
Second Lien Term Loan [Member]
Debt Instrument [Line Items]
Long-term debt, gross			375,000
Long-term debt—discount			(2,080)
Long-term debt—deferred financing fees			(6,583)
Long-term debt—net of discount & fees			366,337
Total long-term debt—net of current portion		$ 0	$ 366,337